Summary of Plan Includes Stock Options and Restricted Stock Units (Detail) (Stock Option And Restricted Stock Unit Plans) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option And Restricted Stock Unit Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for grant at beginning date	6,506	12,319	13,892
Restricted stock units granted	(1,461)	(6,387)	(3,817)
Option and restricted stock units forfeited	291	574	2,244
Available for grant at ending balance	5,336	6,506	12,319